Borrowings - FHLB and Other (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Total Bank	$ 77,418	$ 106,674
Year End Balance - Total Company	49,486	49,486
Bank
Borrowings
Total Bank	77,400
Maximum additional borrowing amount under agreement with FHLB	165,100
FHLB advances | Bank
Borrowings
2021	0	29,242
2022	9,418	9,418
2023	11,000	11,000
2024	11,000	11,000
2025	15,000	15,000
2026	13,000	13,000
Thereafter	$ 18,000	$ 18,000
2021 (in percent)	0.00%	2.54%
2022 (in percent)	1.33%	1.33%
2023 (in percent)	1.05%	1.05%
2024 (in percent)	1.17%	1.17%
2025 (in percent)	1.17%	1.17%
2026 (in percent)	0.0109	0.0109
Thereafter (in percent)	0.0179	0.0179
Other borrowings
Borrowings
Year End Balance - Other borrowings	$ 0	$ 14
Year End Weighted Rate (in percent)	0.00%	4.00%
Subordinated notes due 2034
Borrowings
Year End Balance - Total Company	$ 25,774	$ 25,774
Year End Weighted Rate (in percent)	2.92%	2.93%
Subordinated notes due 2035
Borrowings
Year End Balance - Total Company	$ 23,712	$ 23,712
Year End Weighted Rate (in percent)	2.05%	2.06%